Label	Element	Value
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on March 31, 2025, following which each Fund will reset and commence a new Outcome Period beginning April 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or March 31, 2025. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Apr ETF	APRT	April 1, 2025, to March 31, 2026	12.50% - 15.50% (before management fee) 11.76% - 14.76% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Apr ETF	APRW	April 1, 2025, to March 31, 2026	8.75% - 11.75% (before management fee) 8.01% - 11.01% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	SIXO	April 1, 2025, to September 30, 2025	5.50% - 8.50% (before management fee) 5.13% - 8.13% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.